Furniture, Fixtures, Equipment and Building Improvements (Furniture, Fixtures, Equipment and Building Improvements)	12 Months Ended
Dec. 31, 2012
Furniture, Fixtures, Equipment and Building Improvements
Furniture, fixtures, equipment and building improvements
Furniture, Fixtures, Equipment and Building Improvements

Note 13—Furniture, Fixtures, Equipment and Building Improvements

        Furniture, fixtures, equipment and building improvements is summarized below:

	December 31,
	2012	2011
	(in thousands)
Equipment and building improvements	$6,494	$3,146
Less: accumulated depreciation and amortization	(1,429)	(605)

	$5,065	$2,541

        Depreciation and amortization expense totaled $846,000, $337,000 and $154,000 for the years ended December 31, 2012, 2011 and 2010, respectively.